Share Capital and Share Premium Account - Summary of Share Capital (Detail)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure Of Classes Of Share Capital And Share Premium [abstract]
Number of shares issuable under employee share schemes	57,871	56,723
Number of unissued shares not under option	4,559,027	4,564,209